Events After the Reporting Date (Tables)	12 Months Ended
Jan. 31, 2024
Events After the Reporting Date
Schedule of terms of convertible debenture
Issuance dates	February 29, 2024	March 28, 2024	April 2, 2024	April 30, 2024
Maturity dates	February 28, 2026	March 27, 2026	April 1, 2026	April 29, 2026
Amounts	$65,000	$780,000	$368,000	$30,000
Interest rate	10%	10%	10%	10%
Conversion price	$0.10	$0.10	$0.10	$0.10
Exercise price of warrants	$0.10	$0.10	$0.10	$0.10
Expiry dates of warrants	August 31, 2026	September 27, 2026	October 1, 2026	October 29, 2026